UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2012
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:  William Cunningham
Title: Manager, Operations and Compliance
Phone: 416-848-1930
Signature, Place and Date of Signing:

William Cunningham,	Toronto, Ontario, February 13, 2013

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

1.	028-01190 Frank Russell Company


I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:		67
Form 13F Information Table Value Total:		$622,084



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      823    12570 SH       SOLE                    12570
Aceto Corp.                    COM              004446100      119    11851 SH       SOLE                    11851
Archer-Daniels-Midland Co.     COM              039483102    17933   654715 SH       SOLE                   654715
Apache Corp.                   COM              037411105    11897   151560 SH       SOLE                   151560
Air Products & Chemicals Inc.  COM              009158106     7593    90370 SH       SOLE                    90370
Avnet Inc.                     COM              053807103    10621   346979 SH       SOLE                   346979
Becton Dickinson & Co.         COM              075887109    20113   257231 SH       SOLE                   257231
Baker Hughes Inc.              COM              057224107    18457   451935 SH       SOLE                   451935
Berkshire Hathaway Inc. CL B   COM              084670702     1464    16323 SH       SOLE                    16323
Conagra Foods Inc.             COM              205887102     9773   331278 SH       SOLE                   331278
Cardinal Health Inc.           COM              14149Y108     6177   150000 SH       SOLE                   150000
ConocoPhillips                 COM              20825C104    18139   312787 SH       SOLE                   312787
CSX Corporation                COM              126408103     7901   400435 SH       SOLE                   400435
Chevron Corp.                  COM              166764100     7916    73203 SH       SOLE                    73203
Diebold Inc.                   COM              253651103     3910   127730 SH       SOLE                   127730
Du Pont (E.I.) De Nemours      COM              263534109     9483   210876 SH       SOLE                   210876
Dell Inc.                      COM              24702R101     8532   842220 SH       SOLE                   842220
Diamond Offshore Drilling Inc. COM              25271C102      743    10938 SH       SOLE                    10938
Dover Corp.                    COM              260003108    13650   207725 SH       SOLE                   207725
Amdocs Ltd.                    COM              G02602103     8960   263617 SH       SOLE                   263617
Devon Energy Corp.             COM              25179M103    13267   254936 SH       SOLE                   254936
Dreamworks Animation           COM              26153C103    12462   752105 SH       SOLE                   752105
Emerson Electric Co.           COM              291011104     4258    80400 SH       SOLE                    80400
Exelon Corp.                   COM              30161N101    16640   559501 SH       SOLE                   559501
Freeport-McMoRan Copper & Gold COM              35671D857    10492   306770 SH       SOLE                   306770
F.N.B. Corp.                   COM              302520101     3898   367090 SH       SOLE                   367090
Hasbro Inc.                    COM              418056107    17423   485330 SH       SOLE                   485330
Johnson Controls Inc.          COM              478366107    14833   483166 SH       SOLE                   483166
Johnson & Johnson              COM              478160104    21881   312136 SH       SOLE                   312136
Coca Cola Co.                  COM              191216100     3397    93720 SH       SOLE                    93720
Kroger Co.                     COM              501044101     8791   337870 SH       SOLE                   337870
Kraft Foods Group Inc.         COM              50076Q106      837    18418 SH       SOLE                    18418
Mondelez International Inc.    COM              609207105     1407    55256 SH       SOLE                    55256
Medtronic Inc.                 COM              585055106    16859   410995 SH       SOLE                   410995
Metlife Inc.                   COM              59156R108    17422   528899 SH       SOLE                   528899
The Mosaic Co.                 COM              61945C103    16861   297732 SH       SOLE                   297732
Merck & Co. Inc.               COM              58933Y105    12263   299524 SH       SOLE                   299524
Microsoft Corp.                COM              594918104    20709   774732 SH       SOLE                   774732
M&T Bank Corp.                 COM              55261F104     3784    38431 SH       SOLE                    38431
Norfolk Southern Corp.         COM              655844108     9454   152872 SH       SOLE                   152872
Newell Rubbermaid Inc.         COM              651229106     7300   327774 SH       SOLE                   327774
Oracle Corp.                   COM              68389X105     8573   257280 SH       SOLE                   257280
Pepsico Inc.                   COM              713448108    11898   173870 SH       SOLE                   173870
Procter & Gamble Co.           COM              742718109      717    10563 SH       SOLE                    10563
PNC Financial Services Group   COM              693475105    20026   343442 SH       SOLE                   343442
PPL Corp.                      COM              69351T106    23735   829009 SH       SOLE                   829009
Ryder System Inc.              COM              783549108    16785   336163 SH       SOLE                   336163
Resolute Forest Products       COM              76117W109     5364   409487 SH       SOLE                   409487
Reinsurance Group of America   COM              759351604     7826   146225 SH       SOLE                   146225
Rockwell Automation Inc.       COM              773903109     9264   110300 SH       SOLE                   110300
State Street Corp.             COM              857477103    16493   350848 SH       SOLE                   350848
AT&T Inc.                      COM              00206R102    15620   463359 SH       SOLE                   463359
Molson Coors Brewing Co. - B   COM              60871R209    12031   281154 SH       SOLE                   281154
Tiffany & Co.                  COM              886547108     8627   150460 SH       SOLE                   150460
Tupperware Brands Corp.        COM              899896104    13237   206501 SH       SOLE                   206501
Walgreen Co.                   COM              931422109    13502   364814 SH       SOLE                   364814
Wal-Mart Stores Inc.           COM              931142103     1361    19950 SH       SOLE                    19950
Cimarex Energy Co.             COM              171798101     8455   146462 SH       SOLE                   146462
Exxon Mobil Corp.              COM              30231G102     1136    13131 SH       SOLE                    13131
3M Co.                         COM              88579Y101      596     6424 SH       SOLE                     6424
Berkshire Hathaway Inc.-CL A   COM              084670108     5765       43 SH       SOLE                       43
IBM                            COM              459200101      599     3126 SH       SOLE                     3126
IShares S&P 500 Index Fund     COM              464287200      444     3100 SH       SOLE                     3100
SPDR S&P 500 ETF Trust         COM              78462F103      605     4250 SH       SOLE                     4250
U.S. Bancorp.                  COM              902973304      305     9553 SH       SOLE                     9553
United Technologies Corp.      COM              913017109      425     5185 SH       SOLE                     5185
Wells Fargo Co.                COM              949746101      254     7421 SH       SOLE                     7421

